UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  7 West 54th Street
          New York, New York 10019

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $771,857
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP


                                                     FORM 13F INFORMATION TABLE
                                                     Zimmer Lucas Capital, LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                           VALUE    SHS OR    SH/ PUT/  INVESTMENT      OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000) PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE     SHARED   NONE
AGL RES INC                   COM               001204106   4,288     101,460 SH        SHARED-DEFINED  1,2     101,460
AMEREN CORP                   COM               023608102   4,042     122,000 SH        SHARED-DEFINED  1,2     122,000
AMERICAN ELEC PWR INC         COM               025537101  46,267   1,120,000 SH        SHARED-DEFINED  1,2   1,120,000
ANADARKO PETE CORP            COM               032511107   1,527      20,000 SH        SHARED-DEFINED   2       20,000
APPROACH RESOURCES INC        COM               03834A103   2,882      98,000 SH        SHARED-DEFINED  2,3      98,000
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -    G0457F107   1,550      75,477 SH        SOLE             2       75,477
ATLAS PIPELINE PARTNERS LP    UNIT L P INT      049392103   1,297      34,900 SH        SHARED-DEFINED   3       34,900
ATMOS ENERGY CORP             COM               049560105   5,003     150,000 SH        SHARED-DEFINED  1,2     150,000
C&J ENERGY SVCS INC           COM               12467B304   1,570      75,000 SH        SHARED-DEFINED 1,2,3     75,000
CABOT OIL & GAS CORP          COM               127097103  24,349     320,800 SH        SHARED-DEFINED 1,2,3    320,800
CMS ENERGY CORP               COM               125896100  45,816   2,075,000 SH        SHARED-DEFINED  1,2   2,075,000
COPANO ENERGY L L C           COM UNITS         217202100   2,532      74,022 SH        SHARED-DEFINED   3       74,022
DOMINION RES INC VA NEW       COM               25746U109  33,175     625,000 SH        SHARED-DEFINED  1,2     625,000
DUKE ENERGY CORP NEW          COM               26441C105  22,000   1,000,000 SH        SHARED-DEFINED  1,2   1,000,000
EDISON INTL                   COM               281020107  40,883     987,500 SH        SHARED-DEFINED  1,2     987,500
EMPIRE DIST ELEC CO           COM               291641108   1,160      55,000 SH        SHARED-DEFINED  1,2      55,000
ENBRIDGE ENERGY PARTNERS L P  COM               29250R106  17,473     526,444 SH        SHARED-DEFINED  3,5     526,444
ENTERGY CORP NEW              COM               29364G103  26,298     360,000 SH        SHARED-DEFINED  1,2     360,000
ENTERPRISE PRODS PARTNERS L   COM               293792107   1,521      32,798 SH        SHARED-DEFINED   3       32,798
GENON ENERGY INC              COM               37244E107   5,872   2,249,900 SH        SHARED-DEFINED  1,2   2,249,900
IDACORP INC                   COM               451107106  34,828     821,211 SH        SHARED-DEFINED  1,2     821,211
ISHARES TR                    FTSE CHINA25 IDX  464287184     349      10,000     CALL  SHARED-DEFINED   2       10,000
JEFFERIES GROUP INC NEW       COM               472319102     688      50,000 SH        SHARED-DEFINED   2       50,000
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106     531       6,250 SH        SHARED-DEFINED   3        6,250
KINDER MORGAN INC DEL         COM               49456B101     617      19,190 SH        SHARED-DEFINED  2,3      19,190
LAREDO PETE HLDGS INC         COM               516806106  10,947     490,887 SH        SHARED-DEFINED  2,3     490,887
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP    559080106   5,106      74,125 SH        SHARED-DEFINED   3       74,125
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     411       8,000 SH        SHARED-DEFINED   2        8,000
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN    570759100  17,062     309,888 SH        SHARED-DEFINED   3      309,888
MGE ENERGY INC                COM               55277P104   2,339      50,000 SH        SHARED-DEFINED  1,2      50,000
MICHAEL KORS HLDGS LTD        SHS               G60754101     545      20,000 SH        SHARED-DEFINED 1,2,3     20,000
NATIONAL GRID PLC             SPON ADR NEW      636274300   2,424      50,000 SH        SHARED-DEFINED  1,2      50,000
NEXTERA ENERGY INC            COM               65339F101  28,309     465,000 SH        SHARED-DEFINED  1,2     465,000
NISOURCE INC                  COM               65473P105  42,560   1,787,500 SH        SHARED-DEFINED 1,2,3  1,787,500
NISOURCE INC                  COM               65473P105   5,953     250,000     CALL  SHARED-DEFINED  1,2     250,000
NORTHEAST UTILS               COM               664397106  48,695   1,350,000 SH        SHARED-DEFINED  1,2   1,350,000
NORTHWESTERN CORP             COM NEW           668074305   7,695     215,000 SH        SHARED-DEFINED  1,2     215,000
NRG ENERGY INC                COM NEW           629377508   5,255     290,000 SH        SHARED-DEFINED  1,2     290,000
NUSTAR ENERGY LP              UNIT COM          67058H102   7,551     133,260 SH        SHARED-DEFINED   3      133,260
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC    67059L102     755      22,700 SH        SHARED-DEFINED   3       22,700
NV ENERGY INC                 COM               67073Y106  31,843   1,947,600 SH        SHARED-DEFINED  1,2   1,947,600
OGE ENERGY CORP               COM               670837103   9,215     162,500 SH        SHARED-DEFINED  1,2     162,500
OILTANKING PARTNERS L P       UNIT LTD          678049107   1,219      43,648 SH        SHARED-DEFINED   3       43,648
ONEOK INC NEW                 COM               682680103  16,711     192,770 SH        SHARED-DEFINED 1,2,3    192,770
ORACLE CORP                   COM               68389X105   6,284     245,000 SH        SHARED-DEFINED   2      245,000
OTTER TAIL CORP               COM               689648103   2,753     125,000 SH        SHARED-DEFINED  1,2     125,000
PATRIOT COAL CORP             COM               70336T104     212      25,000 SH        SHARED-DEFINED  1,2      25,000
PENN VA CORP                  COM               707882106   2,772     524,014 SH        SHARED-DEFINED  2,3     524,014
PG&E CORP                     COM               69331C108  12,366     300,000 SH        SHARED-DEFINED  1,2     300,000
PG&E CORP                     COM               69331C108   9,481     230,000     CALL  SHARED-DEFINED  1,2     230,000
PNM RES INC                   COM               69349H107   2,643     145,000 SH        SHARED-DEFINED  1,2     145,000
PPL CORP                      COM               69351T106   7,355     250,000 SH        SHARED-DEFINED  1,2     250,000
QUESTAR CORP                  COM               748356102   8,937     450,000 SH        SHARED-DEFINED  1,2     450,000
RANGE RES CORP                COM               75281A109  25,327     408,900 SH        SHARED-DEFINED 1,2,3    408,900
RANGE RES CORP                COM               75281A109     756      12,200     CALL  SHARED-DEFINED  2,3      12,200
REGENCY ENERGY PARTNERS L P   COM UNITS L P     75885Y107  13,842     556,798 SH        SHARED-DEFINED   3      556,798
SANDRIDGE PERMIAN TR          COM UNIT BEN INT  80007A102   3,411     149,949 SH        SHARED-DEFINED   3      149,949
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506     691      10,000     CALL  SHARED-DEFINED   2       10,000
SOUTH JERSEY INDS INC         COM               838518108   5,681     100,000 SH        SHARED-DEFINED  1,2     100,000
SOUTHERN CO                   COM               842587107  10,415     225,000 SH        SHARED-DEFINED  1,2     225,000
SOUTHWEST GAS CORP            COM               844895102   4,886     115,000 SH        SHARED-DEFINED  1,2     115,000
SOUTHWESTERN ENERGY CO        COM               845467109   5,829     182,500 SH        SHARED-DEFINED  2,3     182,500
SPDR SERIES TRUST             S&P OILGAS EXP    78464A730     527      10,000     CALL  SHARED-DEFINED   1       10,000
SPECTRA ENERGY PARTNERS LP    COM               84756N109     674      21,100 SH        SHARED-DEFINED   3       21,100
UGI CORP NEW                  COM               902681105   1,470      50,000 SH        SHARED-DEFINED  1,2      50,000
UIL HLDG CORP                 COM               902748102   5,327     150,600 SH        SHARED-DEFINED  1,2     150,600
UNITIL CORP                   COM               913259107   2,838     100,000 SH        SHARED-DEFINED  1,2     100,000
VECTREN CORP                  COM               92240G101  11,639     385,000 SH        SHARED-DEFINED  1,2     385,000
WESTAR ENERGY INC             COM               95709T100  14,462     502,500 SH        SHARED-DEFINED  1,2     502,500
WILLIAMS COS INC DEL          COM               969457100   6,607     200,100 SH        SHARED-DEFINED  2,3     200,100
WILLIAMS COS INC DEL          EX DISTRIB        969457142  20,279     750,790 SH        SHARED-DEFINED 1,2,3    750,790
WISCONSIN ENERGY CORP         COM               976657106  13,285     380,000 SH        SHARED-DEFINED  1,2     380,000




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